Bank Borrowings	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Bank Borrowings

10. Bank Borrowings

Components of bank borrowings are as follows as of December 31:

	2022	2023	2023
	HK$	HK$	US$
Bank of Communications (Hong Kong) Limited – Loan 1 (1)	5,626,386	4,031,479	516,135
Standard Chartered Bank (Hong Kong) Limited – Loan 2 (2)	4,321,239	3,140,250	402,034
Standard Chartered Bank (Hong Kong) Limited – Loan 3 (3)	2,791,603	2,114,745	270,743
Standard Chartered Bank (Hong Kong) Limited – Loan 4 (4)	881,170	640,282	81,973
Total	13,620,398	9,926,756	1,270,885

Less: current portion of long-term bank borrowings	(3,701,162)	(3,863,852)	(494,674)
Non-current portion of long-term bank borrowings	9,919,236	6,062,904	776,211

(1)	On April 25, 2019, m-FINANCE borrowed HK$11,000,000 as working capital for 7 years from April 25, 2019 to April 24, 2026 at an annual interest rate of 4.125% under the loan agreement with Bank of Communications (Hong Kong) Limited signed on April 16, 2019. The loan was secured by personal guarantee from Tai Wai (Stephen) Lam, who is the director and shareholder of the Company.

(2)	On December 22, 2020, m-FINANCE borrowed HK$5,000,000 as working capital for 60 months from December 22, 2020 to December 22, 2025 at an annual interest rate of 2.75% under the loan agreement with Standard Chartered Bank (Hong Kong) Limited. The loan was secured by personal guarantees from Tai Wai (Stephen) Lam and Chi Weng Tam, who are the directors and shareholders of the Company.

(3)	On November 2, 2021, mFTT borrowed HK$2,847,150 as working capital for 5 years from November 2, 2021 to November 2, 2026 at an annual interest rate of 2.75% under the loan agreement with Standard Chartered Bank (Hong Kong) Limited. The loan was secured by personal guarantees from Tai Wai (Stephen) Lam, who is one of the directors and shareholders of the Company.

(4)	On May 31, 2021, m-FINANCE borrowed HK$1,000,000 as working capital for 5 years from May 31, 2021 to May 31, 2026 at an annual interest rate of 2.75% under the loan agreement with Standard Chartered Bank (Hong Kong) Limited. The loan was secured by personal guarantees from Tai Wai (Stephen) Lam, who is one of the directors and shareholders of the Company.

Interest expenses pertaining to the above bank borrowings for the years ended December 31, 2021, 2022 and 2023 amounted to HK$479,904, HK$443,577 and HK$483,623 (US$61,916), respectively. The weighted average annual interest rate for the years ended December 31, 2021, 2022 and 2023 was 3.0%, 3.3% and 4.87%, respectively.

Maturities of the bank borrowings were as follows:

	HK$	US$
2024	4,180,517	535,216
2025	4,180,517	535,216
2026	2,082,182	266,574
Total bank borrowings repayments	10,443,216	1,337,006
Less: imputed interest	(516,460)	(66,121)
Total	9,926,756	1,270,885

mF International Limited and Subsidiaries

Notes to Consolidated Financial Statements